Earnings per Share (Details) - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Numerator:
Net income	$ 20,229	$ 44,648	$ 38,672	$ 88,769
Denominator:
Basic and diluted weighted average common shares outstanding	109,825	109,800	109,825	109,800